Consolidated Statement of Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Interest income
Loans	$ 51,730	$ 53,676
Reverse repurchase agreements	9,859	11,621
Securities
Interest	18,209	20,295
Dividends	2,648	2,371
Deposits with banks	5,175	5,426
Total interest income	87,621	93,389
Interest expense
Deposits	40,039	46,860
Securitization liabilities	886	1,002
Subordinated notes and debentures	519	436
Repurchase agreements and short sales	11,602	13,322
Other	1,513	1,297
Total interest expense	54,559	62,917
Net interest income	33,062	30,472
Non-interest income
Investment and securities services	8,522	7,400
Credit fees	1,650	1,898
Trading income (loss)	4,602	3,628
Service charges	2,788	2,626
Card services	2,905	2,947
Insurance revenue	7,737	6,952
Other income (loss)	6,511	1,300
Total non-interest income	34,715	26,751
Total revenue	67,777	57,223
Provision for (recovery of) credit losses	4,506	4,253
Insurance service expenses	6,089	6,647
Non-interest expenses
Salaries and employee benefits	18,227	16,733
Occupancy, including depreciation	1,961	1,958
Technology and equipment, including depreciation	2,872	2,656
Amortization of other intangibles	780	702
Communication and marketing	1,643	1,516
Restructuring charges	686	566
Brokerage-related and sub-advisory fees	528	498
Professional, advisory and outside services	4,288	3,064
Other	2,554	7,800
Total non-interest expenses	33,539	35,493
Income before income taxes and share of net income from investment in Schwab	23,643	10,830
Provision for (recovery of) income taxes	3,410	2,691
Share of net income from investment in Schwab	305	703
Net income	20,538	8,842
Preferred dividends and distributions on other equity instruments	565	526
Net income available to common shareholders	$ 19,973	$ 8,316
Earnings per share
Basic	$ 11.57	$ 4.73
Diluted	11.56	4.72
Dividends per common share	$ 4.20	$ 4.08